Summary of Significant Accounting Policies (Schedule of Net Sales of Principle Services and Products) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Service sales:
Service Sales	$ 378,638	$ 371,884	$ 355,358
Equipment and Supplies Sales	50,027	51,872	51,837
Total net sales	428,665	423,756	407,195
CDIM [Member]
Service sales:
Service Sales	221,174	219,764	216,305
MPS [Member]
Service sales:
Service Sales	144,244	141,313	128,205
AIM [Member]
Service sales:
Service Sales	$ 13,220	$ 10,807	$ 10,848